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Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Telephone  215.564.8000

Fax  215.564.8129

www.stradley.com

July 6, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Value Investors Trust

         Registration Statement on Form N-14

Dear Sir or Madam:

            In connection with the registration by Franklin Value Investors Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C, Class R and Advisor Class shares of the Franklin Small Cap Value Fund (the “Small Cap Value Fund”), a series of Registrant, that will be issued to shareholders of the Franklin MidCap Value Fund (the “MidCap Value Fund”), another series of the Registrant, in connection with a transfer of substantially all of the assets of the MidCap Value Fund to the Small Cap Value Fund, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the MidCap Value Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on August 7, 2017.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8089, or in my absence, please contact Kristin H. Ives at (215) 564-8037.

Very truly yours,

/s/ Cory O. Hippler

Cory O. Hippler, Esq.